Document and Entity Information	Sep. 01, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2020
Entity File Number	001-39399
Entity Registrant Name	JAMF HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3031543
Entity Address, Address Line One	100 Washington Ave S, Suite 1100
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	612
Local Phone Number	605-6625
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	JAMF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001721947
Amendment Flag	false